BASIS OF PRESENTATION (Details)	6 Months Ended
Jun. 30, 2024
Oniva Silver And GoldMines SADeCV [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Nueva Vizcaya Mining, S.A. de C.V. [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Promotora Avino, S.A. de C.V. [Member]
Statement [Line Items]
Ownership Interest	79.09%
Jurisdiction	Mexico
La Preciosa Silver & Gold Mines Ltd. [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
La Luna Silver & Gold Mines Ltd. [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Canada
Proyectos Mineros La Preciosa S.A. de C.V. [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	Mexico
Cervantes LLP [Member]
Statement [Line Items]
Ownership Interest	100.00%
Jurisdiction	U.S.
Compania Minera Mexicana de Avino, S.A. de C.V. [Member]
Statement [Line Items]
Jurisdiction	Mexico
Ownership Interest Indirect	1.22%
Ownership Interest Direct	98.45%
Ownership Interest Effective	99.67%